Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment	The following table summarizes the movement for the nine months ended September 30, 2021 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021 (Predecessor)	39	(20)	19
Depreciation	—	(1)	(1)

As at March 31, 2021 (Predecessor)	39	(21)	18

Depreciation	—	(2)	(2)

As at June 30, 2021 (Predecessor)	39	(23)	16

Additions	2	—	2
Depreciation	—	(2)	(2)

As at September 30, 2021 (Predecessor)	41	(25)	16

The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and the period from February 23, 2022 through March 31, 2022, June 30, 2022 and September 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	39	(28)	11

As at February 22, 2022 (Predecessor)	39	(28)	11
Fresh Start adjustments	(30)	28	(2)

As at February 23, 2022 (Successor)	9	—	9

As at March 31, 2022 (Successor)	9	—	9

Additions	1	—	1
Depreciation	—	(1)	(1)

As at June 30, 2022 (Successor)	10	(1)	9

Additions	1	—	1
Depreciation	—	(1)	(1)

As at September 30, 2022 (Successor)	11	(2)	9

Equipment consists of office equipment, software, furniture and fittings. Changes in equipment balances for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
January 1, 2020	38	(15)	23
Additions	1	—	1
Depreciation	—	(5)	(5)

December 31, 2020	39	(20)	19

Depreciation	—	(8)	(8)

December 31, 2021	39	(28)	11